Segment Information	12 Months Ended
Dec. 31, 2015
Segment Information
Segment Information:
18. Segment information:
The Company has currently two reportable segments from which it derives its revenues: Drybulk and Offshore support segments. The Company had also a Drilling segment until the deconsolidation of Ocean Rig on June 8, 2015 (Note 10) and a Tanker segment until the sale of the whole tanker fleet during 2015 (Note 7). The reportable segments reflect the internal organization of the Company and are a strategic business that offers different products and services. The Drybulk business segment consists of transportation and handling of Drybulk cargoes through ownership and trading of vessels. The Offshore support business segment consists of offshore support services to the global offshore energy industry through the operation of a diversified fleet of offshore support vessels. The Drilling business segment consisted of the deepwater drilling rig services of the drilling units through ownership of drilling units. The Tanker business segment consisted of vessels for the transportation of crude and refined petroleum cargoes.

The tables below present information about the Company's reportable segments as of and for the years ended December 31, 2013, 2014 and 2015. The accounting policies followed in the preparation of the reportable segments are the same as those followed in the preparation of the Company's consolidated financial statements. The Company allocates general and administrative expenses of the parent company to its subsidiaries on a pro rata basis. The Company also measures segment performance based on net income. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Segment			Offshore Support Segment				Drilling Segment			Tanker Segment			TOTAL
	2013	2014	2015	2013		2014		2015	2013	2014	2015	2013	2014	2015	2013	2014	2015
Revenues	$191,024	$205,630	$115,598	$-		$-		$8,118	$1,180,250	$1,817,077	$725,805	$120,740	$162,817	$120,304	$1,492,014	$2,185,524	$969,825
Vessels and drilling units operating expenses	78,594	90,376	87,704	-		-		3,977	504,957	727,832	259,623	26,214	26,052	19,770	609,765	844,260	371,074
Depreciation and amortization	96,624	99,631	65,607	-		-		672	236,689	325,744	155,352	24,059	24,417	6,021	357,372	449,792	227,652
Contract termination fees and other	32,283	-	-	-		-		-	-	-	-	1,010	-	-	33,293	-	-
Loss on contract cancellation	-	1,307	28,241		-		-	-	-	-	-	-	-	-	-	1,307	28,241
Impairment loss and loss from sale of vessels and vessel owning companies	43,490	38,148	1,000,485	-		-		-	-	-	-	-	-	56,631	43,490	38,148	1,057,116
General and administrative expenses	44,819	48,441	44,519	-		-		2,858	126,868	131,745	46,989	13,035	13,500	10,546	184,722	193,686	104,912
Gain/(loss) on interest rate swaps	(1,226)	(1,142)	(567)	-		-		-	8,616	(12,671)	(9,588)	983	(1,715)	(1,446)	8,373	(15,528)	(11,601)
Gain/(loss) on FFA's	(31,362)	-	-	-		-		-	-	-	-	31,362	-	-	-	-	-
Income taxes	-	-	-	-		-		(188)	(44,591)	(77,823)	(36,931)	-	-	-	(44,591)	(77,823)	(37,119)
Net income/(loss)	(265,399)	(206,303)	(1,180,056)	-		-		(2,711)	64,287	259,654	(1,601,451)	3,084	4,669	(23,868)	(198,028)	58,020	(2,808,086)
Net income/(loss) attributable to Dryships Inc.	(265,399)	(206,303)	(1,180,056)	-		-		(2,657)	39,222	154,122	(1,640,480)	3,084	4,669	(23,868)	(223,093)	(47,512)	(2,847,061)
Interest and finance cost	(102,656)	(102,806)	(45,321)	-		-		(105)	(218,384)	(298,839)	(123,463)	(11,089)	(10,540)	(8,766)	(332,129)	(412,185)	(177,655)
Interest income	2,900	1,074	76	-		-		2	9,595	12,227	5,954	3	9	18	12,498	13,310	6,050
Change in fair value of derivatives (gain)/loss	(42,125)	(21,069)	(10,768)	-		-		(6)	(44,383)	(15,909)	349	(2,351)	7,674	(423)	(88,859)	(29,304)	(10,848)
Total assets	$1,777,176	$1,731,295	$342,287	$-		$-		$131,124	$7,674,674	$8,095,212	$-	$671,842	$650,082	$2,641	$10,123,692	$10,476,589	$476,052

A reconciliation of interest and finance costs and total segment assets with the consolidated amounts is as follows:

	December 31, 2014	December 31, 2015
Interest and finance costs
Interest for reportable segments	412,185	177,655
Elimination of intersegment interest	(1,164)	(5,523)
Total consolidated Interest and finance costs	$411,021	$172,132

Interest income
Interest for reportable segments	13,310	6,050
Elimination of intersegment interest	(1,164)	(5,523)
Total consolidated Interest income	12,146	527

Total Assets
Total Assets for reportable segments	10,476,589	476,052
Elimination of intersegment receivables	(117,219)	-
Total consolidated Assets	10,359,370	476,052

The drilling revenue shown in the table below is analyzed by country based upon the location where the drilling takes place and up to deconsolidation of Ocean Rig at June 8, 2015:

	For the years ended December 31,
Country	2013	2014	2015
Congo	$-	$-	$31,807
Norway	157,740	220,044	101,584
Brazil	353,397	581,635	253,283
Ivory Coast	86,486	97,232	12,065
Tanzania	72,083	-	-
Angola	227,603	807,742	275,410
Falkland	-	-	51,656
Gabon/ West Africa	81,104	110,424	-
Liberia	55,601	-	-
Ireland	104,014	-	-
Sierra Leone	37,272	-	-
Other	4,950	-	-
Total leasing and service revenues	$1,180,250	$1,817,077	$725,805

The Company's vessels operate on many trade routes throughout the world, and, therefore, the provision of geographic information is considered impractical by management.